Note 18	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Disclosure of intangible assets [text block]	Intangible assetsGoodwill
The breakdown of the balance under this heading in the consolidated balance sheets, according to the CGU to which goodwill has been allocated, is as follows:

GOODWILL. BREAKDOWN BY CGU AND CHANGES OF THE YEAR (MILLIONS OF EUROS)

	Mexico	Colombia	Chile	Other	Total
Balance as of December 31, 2022	559	118	25	5	707
Additions	—	—	—	—	—
Exchange difference	64	25	(1)	—	88
Impairment	—	—	—	—	—
Companies held for sale	—	—	—	—	—
Balance as of December 31, 2023	623	143	24	5	795
Additions	—	—	—	—	—
Exchange difference	(82)	(11)	(1)	(1)	(95)
Impairment	—	—	—	—	—
Companies held for sale	—	—	—	—	—
Balance as of December 31, 2024	541	132	23	4	700
Additions	—	—	—	—	—
Exchange difference	11	5	(1)	—	15
Impairment	—	—	—	—	—
Companies held for sale	—	—	—	—	—
Balance as of December 31, 2025	553	137	22	4	715
Goodwill in business combinations
There were no significant business combinations during 2025, 2024 and 2023.
Impairment Test
As mentioned in Note 2.2.7, the CGU to which goodwill has been allocated, are periodically tested for impairment by including the allocated goodwill in their carrying amount.
This analysis is performed at least annually and whenever there is any indication of impairment. Furthermore, it is analyzed whether certain changes in the valuation assumptions used could give rise to differences in the result of the impairment test.
The BBVA Group performs estimations on the recoverable amount of certain CGU by calculating the value in use through the discounted value of future cash flows method.
The main hypotheses used for the value in use calculation are the following:
–The forecast cash flows, including net interest margin and cost of risk, estimated by the Group's management, and based on the latest available budgets for the next 5 years, considering the macroeconomic variables of each CGU, regarding the existing balance structure as well as macroeconomic variables such as the evolution of interest rates and the GDP of the geographical area where the CGU is located, among others.
–The constant growth rate for extrapolating cash flows, starting in the fifth year, beyond the period covered by the budgets or forecasts.
–The discount rate on future cash flows, which coincides with the cost of capital assigned to each CGU, and which consists of a risk-free rate plus a premium that reflects the inherent risk of each of the businesses evaluated.
The focus used by the Group's management to determine the values of the assumptions is based both on its projections and past experience. These values are verified and use external sources of information, wherever possible.
Goodwill - Mexico CGU
The Group’s most significant goodwill corresponds to the CGU in Mexico, the most relevant assumptions used in the impairment test of this CGU as of December 31, 2025, 2024 and 2023 are as follows:

IMPAIRMENT TEST ASSUMPTIONS CGU GOODWILL IN MEXICO

	2025	2024	2023
Discount rate (1)	16.7%	18.3%	12.4%
Growth rate	5.2%	5.5%	5.6%
(1) After tax discount rates.
In accordance with paragraph 33.c of IAS 36, as of December 31, 2025, the Group used a growth rate of 5.2 % based on the real GDP growth rate of Mexico, the expected inflation rate and the potential growth of the banking sector in Mexico.
The assumptions with a greater relative weight and whose volatility could have a greater impact in determining the present value of the cash flows starting on the fifth year are the discount rate and the growth rate. The table below shows, in a simplified way, the relative variation by which the CGU recoverable amount would increase (or decrease) as a result of a reasonable variation (in basis points) of each of the key assumptions, considered in isolation as of December 31, 2025, where, in each case, their value in use would continue to exceed their book value:

SENSITIVITY ANALYSIS FOR MAIN ASSUMPTIONS - MEXICO

	Increase of 50 basis points (1)	Decrease of 50 basis points (1)
Discount rate	(3)%	4%
Growth rate	2%	(2)%
(1) The use of very different discount or growth rates would be inconsistent with the macroeconomic assumptions under which the Unit builds its business plan, such as inflation assumptions or interest rate curves used to determine cash flows.
Goodwill - Other CGUs
The impairment tests carried out on the rest of the CGUs have not detected significant impairment. Likewise, the sensitivity analysis on the main assumptions carried out for the rest of the CGU of the Group indicate that their value in use would continue to exceed their book value.
Other intangible assets
The breakdown of the balance and changes of this heading in the consolidated balance sheets, according to the nature of the related items, is as follows:

OTHER INTANGIBLE ASSETS (MILLIONS OF EUROS)

	2025	2024	2023
Computer software acquisition expense	2,105	1,764	1,535
Other intangible assets with an infinite useful life	8	9	8
Other intangible assets with a definite useful life	27	17	25
Total	2,140	1,790	1,568
The changes of this heading during the years ended December 31, 2025, 2024 and 2023, are as follows:

OTHER INTANGIBLE ASSETS (MILLIONS OF EUROS)

	Notes	Computer software			Other intangible assets			Total of intangible assets
		2025	2024	2023	2025	2024	2023	2025	2024	2023
Balance at the beginning		1,764	1,535	1,396	26	33	56	1,790	1,568	1,453
Additions		964	771	688	19	11	1	983	782	689
Amortization in the year	45	(566)	(543)	(518)	(9)	(18)	(19)	(575)	(561)	(536)
Amortization transfer to discontinued operations		—	—	—	—	—	—	—	—	—
Exchange differences and other		(43)	16	(6)	(1)	(1)	(5)	(44)	16	(11)
Impairment		(14)	(15)	(26)	—	—	—	(14)	(15)	(26)
Balance at the end		2,105	1,764	1,535	36	26	33	2,140	1,790	1,568
As of December 31, 2025, 2024 and 2023, the cost of fully amortized intangible assets that remained in use were €4,483 million, €4,214 million and €4,214 million respectively, while their recoverable value was not significant.